Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting policies - Operating Lease, Time Charter- in Payments (Table)

Twelve month periods ending	Amount
December 31, 2022	$10,274
December 31, 2023	9,883
December 31, 2024	5,025
December 31, 2025	5,538
December 31, 2026	5,394
December 31, 2027 and thereafter	11,590
Total time charter-in payments	$47,704

Significant Accounting policies - Operating Lease, Payments for office rental (Table)

Twelve month periods ending	Amount
December 31, 2022	$306
December 31, 2023	204
December 31, 2024	42
December 31, 2025	–
December 31, 2026	–
December 31, 2027 and thereafter	–
Total office rent payments	$552